SEGMENT AND GEOGRAPHIC INFORMATION (Items Included in Measure of Segment Profit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 10,143,494	$ 21,523,098	$ 4,988,007
Share-based compensation	1,045,448	1,547,780	1,573,729
Internet Games [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	2,798,822	6,095,769	1,808,259
Share-based compensation	288,463	438,362	570,511
Mobile Games [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	1,395,782	4,258,966	485,671
Share-based compensation	143,857	306,273	153,230
WVAS [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	5,948,890	11,168,363	2,694,077
Share-based compensation	$ 613,128	$ 803,145	$ 849,988